DEBT AND CAPITAL LEASES (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 15, 2013	Dec. 29, 2012	Dec. 31, 2011
Long-term debt and capital leases
Capital leases obligations		$ 4.8	$ 6.8
Less amount classified as current		(251.9)	(1.6)
Total long-term debt and capital leases		702.2	954.2
Series 1995 at 7.5% - due 2015 through 2025
Long-term debt and capital leases
Senior notes		50.0	50.0
Weighted Average Interest Rate		7.50%
Senior notes due 2013 at 4.9%
Long-term debt and capital leases
Senior notes		250.0	250.0
Weighted Average Interest Rate		4.90%
Repayments of debt	250
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes		249.4	249.2
Weighted Average Interest Rate		6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes		249.9	249.8
Weighted Average Interest Rate		5.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes		$ 150.0	$ 150.0
Weighted Average Interest Rate		6.00%